Financial Instruments and Commodity Contracts (Tables)	24 Months Ended
Oct. 31, 2012
Fair Values of Derivatives Recorded in Consolidated Balance Sheets

The fair values of all derivatives are recorded as assets or liabilities on a gross basis in our Consolidated Balance Sheets. At October 31, 2012 and October 31, 2011, the fair values of our derivatives and their respective balance sheet locations are presented in the following tables:

	As of October 31, 2012
	Asset Derivatives		Liability Derivatives
(in millions)	Location in Consolidated Balance Sheets	Fair Value	Location in Consolidated Balance Sheets	Fair Value
Commodity contracts	Other current assets	$—	Other current liabilities	$3
Commodity contracts	Other noncurrent assets	—	Other noncurrent liabilities	2

Total fair value		$—		$5

	As of October 31, 2011
	Asset Derivatives		Liability Derivatives
(in millions)	Location in Consolidated Balance Sheets	Fair Value	Location in Consolidated Balance Sheets	Fair Value
Foreign currency contracts	Other current assets	$3	Other current liabilities	$—
Cross currency swaps	Other current assets	—	Other current liabilities	4
Commodity contracts	Other current assets	1	Other current liabilities	6

Total fair value		$4		$10

Location and Amount of Gain (Loss) Recognized in Income on Derivatives

The location and amount of gain (loss) recognized in income on derivatives are as follows for the years ended October 31:

	Location in Consolidated Statements of Operations	Amount of Loss (Gain) Recognized
(in millions)		2012	2011	2010
Interest rate swaps	Interest expense	$—	$—	$5
Interest rate caps purchased	Interest expense	—	—	3
Interest rate caps sold	Interest expense	—	—	(3)
Cross currency swaps	Other expense (income), net	(1)	8	—
Foreign currency contracts	Other expense (income), net	4	(4)	(8)
Commodity forward contracts	Costs of products sold	8	(14)	(1)

Total loss (gain)		$11	$(10)	$(4)